Share-based payments - Expense recognized for the program (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Share-based payments
Expense Recognized For Employee Services	€ 6,455	€ 11,825
LTIP
Share-based payments
Expense Recognized For Employee Services	4,430	10,075
RSU
Share-based payments
Expense Recognized For Employee Services	275	250
RSU for key employees
Share-based payments
Expense Recognized For Employee Services	1,746
New VSOP
Share-based payments
Expense Recognized For Employee Services	(96)	441
Prior VSOP
Share-based payments
Expense Recognized For Employee Services	€ 99	€ 519